PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BURTECH ACQUISITION CORP [Member]
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 898,250 Private Placement Units, at a price of $10.00 per unit, or $8,982,500 in the aggregate, in a private placement. A portion of the proceeds from the Private Placement Units was added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Units will be worthless.
Each Private Placement Unit will consist of one share of Class A common stock and one redeemable warrant. Each private warrant entitles the holder to purchase one share of Common Stock at a purchase price of $11.50 per share.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 898,250 Private Placement Units, at a price of $10.00 per unit, or $8,982,500 in the aggregate, in a private placement. A portion of the proceeds from the Private Placement Units was added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Units will be worthless.
Each Private Placement Unit will consist of one share of Class A common stock and one redeemable warrant. Each private warrant entitles the holder to purchase one share of Common Stock at a purchase price of $11.50 per share.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.